JPMorgan SmartRetirement® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 90.0%
Alternative Assets — 2.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	12,430	176,754

Fixed Income — 36.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	87,631	1,041,938
JPMorgan Corporate Bond Fund Class R6 Shares (a)	22,856	236,790
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,062	94,443
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	12,169	94,672
JPMorgan High Yield Fund Class R6 Shares (a)	27,971	201,114
JPMorgan Income Fund Class R6 Shares (a)	10,073	95,596
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	74,298	730,346

Total Fixed Income		2,494,899

International Equity — 22.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,882	210,061
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,611	207,978
JPMorgan International Equity Fund Class R6 Shares (a)	32,611	661,684
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	21,488	422,230

Total International Equity		1,501,953

U.S. Equity — 28.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	28,551	614,135
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,048	77,750
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,351	41,195
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,503	49,628
JPMorgan U.S. Equity Fund Class R6 Shares (a)	58,002	1,167,002

Total U.S. Equity		1,949,710

TOTAL INVESTMENT COMPANIES (Cost $5,141,373)		6,123,316

EXCHANGE-TRADED FUNDS — 6.7%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	748	64,275

Fixed Income — 2.0%
JPMorgan High Yield Research Enhanced ETF (a)	2,691	138,701

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	2,923	250,490

TOTAL EXCHANGE-TRADED FUNDS (Cost $399,932)		453,466

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $27,979)	27,683	27,983

	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $79,736)	79,736	79,736

Total Investments — 98.3% (Cost $5,649,020)		6,684,501
Other Assets Less Liabilities — 1.7%		118,065

Net Assets — 100.0%		6,802,566

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,131	06/2021	EUR	51,329	1,151
FTSE 100 Index	184	06/2021	GBP	16,942	(92)
MSCI EAFE E-Mini Index	1,462	06/2021	USD	160,257	(451)
Russell 2000 E-Mini Index	495	06/2021	USD	55,027	(2,441)
S&P 500 E-Mini Index	266	06/2021	USD	52,804	269
TOPIX Index	195	06/2021	JPY	34,588	808
U.S. Treasury 10 Year Note	2,393	06/2021	USD	313,633	(6,695)

					(7,451)

Short Contracts
Long Gilt	(572)	06/2021	GBP	(100,612)	106

					(7,345)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$453,466	$—	$—	$453,466
Investment Companies	6,123,316	—	—	6,123,316
U.S. Treasury Obligations	—	27,983	—	27,983
Short-Term Investments
Investment Companies	79,736	—	—	79,736

Total Investments in Securities	$6,656,518	$27,983	$—	$6,684,501

Appreciation in Other Financial Instruments
Futures Contracts	$2,334	$—	$—	$2,334
Depreciation in Other Financial Instruments
Futures Contracts	(9,679)	—	—	(9,679)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(7,345)	$—	$—	$(7,345)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$57,448	$33,289	$33,709	$(5,654)	$12,901	$64,275	748	$1,008	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	240,437	56,256	10,856	55,453	250,490	2,923	1,219	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,180,819	178,120	274,776	8,423	(50,648)	1,041,938	87,631	18,980	17,299
JPMorgan Corporate Bond Fund Class R6 Shares (a)	244,915	23,345	23,509	611	(8,572)	236,790	22,856	4,565	3,714
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	41,307	60,180	5,480	(211)	(1,353)	94,443	12,062	1,585	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	474,287	892	413,897	152,720	(3,941)	210,061	4,882	892	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	207,978	—	—	— (b)	207,978	9,611	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	40,878	60,370	4,677	(331)	(1,568)	94,672	12,169	1,546	—
JPMorgan Equity Income Fund Class R6 Shares (a)	968,519	38,769	588,015	(11,881)	206,743	614,135	28,551	10,724	—
JPMorgan High Yield Fund Class R6 Shares (a)	305,188	97,893	232,985	(876)	31,894	201,114	27,971	12,311	—
JPMorgan High Yield Research Enhanced ETF (a)	—	139,761	—	—	(1,060)	138,701	2,691	661	—
JPMorgan Income Fund Class R6 Shares (a)	36,408	57,331	—	—	1,857	95,596	10,073	1,530	45
JPMorgan International Advantage Fund Class R6 Shares (a)	196,099	4,528	237,285	40,546	(3,888)	—	—	4,529	5
JPMorgan International Equity Fund Class R6 Shares (a)	659,700	51,295	195,197	15,443	130,443	661,684	32,611	8,870	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	461,290	9,332	139,134	(1,187)	91,929	422,230	21,488	9,333	—
JPMorgan Managed Income Fund Class L Shares (a)	6,075	196,873	202,910	(21)	(17)	—	—	431	9
JPMorgan Realty Income Fund Class R6 Shares (a)	182,520	7,904	42,215	1,901	26,644	176,754	12,430	1,825	6,079
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	713,255	151,756	143,835	803	8,367	730,346	74,298	10,355	1,302
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	94,386	2,712	49,822	5,869	24,605	77,750	1,048	481	2,232
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	48,390	3,413	27,585	14,590	2,387	41,195	1,351	157	3,255
JPMorgan Small Cap Value Fund Class R6 Shares (a)	34,970	11,253	21,044	1,401	23,048	49,628	1,503	361	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	874,658	404,311	324,624	13,259	199,398	1,167,002	58,002	7,744	57,108
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	187,689	1,680,478	1,788,431	—	—	79,736	79,736	80	—

Total	$6,808,801	$3,662,220	$4,805,386	$246,261	$744,622	$6,656,518		$99,187	$91,048

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.